Intangible Assets	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Intangible Assets
11	Intangible Assets

(in millions)	Goodwill	Concessions, licenses, in- process R&D and similar rights	Advance payments	Total
Acquisition costs
As of January 1, 2021	€53.7	€147.2	€6.0	€206.9
Additions	—	5.9	4.2	10.1
Disposals	—	(8.5)	(1.2)	(9.7)
Reclassifications	—	1.2	(1.2)	—
Currency differences	4.1	2.5	—	6.6
Acquisition of subsidiaries and businesses	—	43.3	—	43.3

As of December 31, 2021	€57.8	€191.6	€7.8	€257.2

As of January 1, 2022	57.8	191.6	7.8	257.2
Additions	—	22.8	11.4	34.2
Disposals	—	(0.1)	—	(0.1)
Reclassifications	—	6.1	(6.1)	—
Currency differences	3.4	1.9	—	5.3

As of December 31, 2022	€61.2	€222.3	€13.1	€296.6

(in millions)	Goodwill	Concessions, licenses, in- process R&D and similar rights	Advance payments	Total
Cumulative amortization and impairment charges
As of January 1, 2021	€—	€43.4	€—	€43.4
Amortization	—	16.8	—	16.8
Disposals	—	(5.5)	—	(5.5)
Currency differences	—	0.1	—	0.1
As of December 31, 2021	€—	€54.8	€—	€54.8
As of January 1, 2022	—	54.8	—	54.8
Amortization	—	22.0	—	22.0
Disposals	—	(0.1)	—	(0.1)
Currency differences	—	0.2	—	0.2

As of December 31, 2022	€—	€76.9	€—	€76.9

(in millions)	Goodwill	Concessions, licenses, in- process R&D and similar rights	Advance payments	Total
Carrying amount
As of December 31, 2021	€57.8	€136.8	€7.8	€202.4

As of December 31, 2022	€61.2	€145.4	€13.1	€219.7

Goodwill and Intangible Assets with Indefinite Useful Lives

	CGU Immunotherapies		External Product Sales of JPT		Total
(in millions)	As of December 31, 2022	As of December 31, 2021	As of December 31, 2022	As of December 31, 2021	As of December 31, 2022	As of December 31, 2021
Goodwill	€60.7	€57.3	€0.5	€0.5	€61.2	€57.8
For the year ended December 31, 2022, we have total Goodwill of €61.2 million, which relates almost completely to the CGU immunotherapies. The CGU immunotherapies focus on the development of therapies to address a range of rare and infectious diseases and include our broad pipeline that includes mRNA-based immune activators, antigen-targeting T cells and antibodies, and defined immunomodulators of various immune cell mechanisms.
The recoverable amount of the CGU immunotherapies has been determined based on a fair value less cost of disposal (FVLCD) derived from our market capitalization as observable input parameter. As a result of the analysis, management did not identify an impairment for this CGU.
We concluded that no reasonable possible change of the recoverable amount would cause the carrying amount of the CGU Immunotherapies to exceed its recoverable amount.
Non-Current
Assets by Region
As of December 31, 2022,
non-current
assets comprised €188.0 million intangible assets, property, plant and equipment, right-of-use
assets and other assets of our subsidiaries incorporated in the United States (as of December 31, 2021: €139.7 million). The remaining non-current
assets mainly relate to subsidiaries incorporated in Germany.